Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Summary Of Pension Obligations And Funded Status
A summary of our pension obligations and funded status as of December 31 is as follows:

	2016	2015	2014
Change in Benefit Obligation
Benefit obligation, beginning of period	$290.3	$343.0	$287.0
Service cost	4.4	4.3	3.0
Interest cost	11.3	12.6	12.9
Plan participants’ contributions	.7	.7	.6
Actuarial loss (gain)	9.8	(17.4)	58.1
Benefits paid	(19.1)	(13.9)	(15.6)
Settlements	—	(35.7)	—
Foreign currency exchange rate changes	(4.4)	(3.3)	(3.0)
Benefit obligation, end of period	293.0	290.3	343.0
Change in Plan Assets
Fair value of plan assets, beginning of period	207.5	258.9	248.0
Actual return on plan assets	18.9	(1.7)	23.9
Employer contributions	9.8	1.8	4.1
Plan participants’ contributions	.7	.7	.6
Benefits paid	(19.1)	(13.9)	(15.6)
Settlements	—	(35.7)	—
Foreign currency exchange rate changes	(3.7)	(2.6)	(2.1)
Fair value of plan assets, end of period	214.1	207.5	258.9
Net funded status	$(78.9)	$(82.8)	$(84.1)
Funded status recognized in the Consolidated Balance Sheets
Other assets—sundry	$1.1	$1.3	$—
Other current liabilities	(.4)	(.4)	(.4)
Other long-term liabilities	(79.6)	(83.7)	(83.7)
Net funded status	$(78.9)	$(82.8)	$(84.1)

Schedule Of Accumulated And Projected Benefit Obligation Information
Accumulated and projected benefit obligation information at December 31 is recapped below:

	2016	2015	2014
Aggregated plans with accumulated benefit obligations in excess of plan assets:
Projected benefit obligation	$281.7	$274.7	$343.0
Accumulated benefit obligation	277.5	271.5	338.5
Fair value of plan assets	202.1	190.8	258.9
Aggregated plans with projected benefit obligations in excess of plan assets:
Projected benefit obligation	285.3	277.8	343.0
Fair value of plan assets	205.3	193.7	258.9
Accumulated benefit obligation for all defined benefit plans	280.5	274.3	338.5

Schedule Of Unfunded Supplemental Executive Retirement Plan
Included in the above plans is a subsidiary’s unfunded supplemental executive retirement plan. This is a non-qualified plan, and these benefits are secured by insurance policies that are not included in the plan’s assets. Cash surrender values associated with these policies at December 31 were as follows:

	2016	2015	2014
Cash surrender values	$2.4	$2.3	$2.2

Schedule Of Accumulated Other Comprehensive Income
Amounts and activity included in accumulated other comprehensive income associated with pensions are reflected below:

	December 31, 2015	2016 Amortization	2016 Net Actuarial loss	2016 Foreign currency exchange rates change	2016 Income taxes change	December 31, 2016
Net loss (gain) (before tax)	$92.1	$(4.5)	$3.8	$(.8)	$—	$90.6
Deferred income taxes	(34.0)	—	—	—	.6	(33.4)
Accumulated other comprehensive income (net of tax)	$58.1	$(4.5)	$3.8	$(.8)	$.6	$57.2

Summary Of Accumulated Other Comprehensive Income Recognized In Net Periodic Pension Cost	Of the amounts in accumulated other comprehensive income as of December 31, 2016, the portions expected to be recognized as components of net periodic pension cost in 2017 are as follows:

Net loss	$4.5

Components Of Net Pension (Expense) Income
Components of net pension (expense) income for the years ended December 31 were as follows:

	2016	2015	2014
Service cost	$(4.4)	$(4.3)	$(3.0)
Interest cost	(11.3)	(12.6)	(12.9)
Expected return on plan assets	12.9	16.5	15.9
Amortization of prior service cost	—	—	(.3)
Recognized net actuarial loss	(4.5)	(5.2)	(2.8)
Settlements	—	(12.1)	—
Net pension (expense) income	$(7.3)	$(17.7)	$(3.1)
Weighted average assumptions for pension costs:
Discount rate used in net pension costs	4.1%	3.8%	4.6%
Rate of compensation increase used in pension costs	3.5%	3.5%	3.8%
Expected return on plan assets	6.5%	6.6%	6.7%
Weighted average assumptions for benefit obligation:
Discount rate used in benefit obligation	3.8%	4.1%	3.8%
Rate of compensation increase used in benefit obligation	3.5%	3.5%	3.5%

Schedule Of Fair Value Of Pension Plan Assets
Presented below are our major categories of investments for the periods presented:

	Year Ended December 31, 2016				Year Ended December 31, 2015
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Mutual and pooled funds
Fixed income	$46.4	$—	$—	$46.4	$54.0	$—	$—	$54.0
Equities	120.6	—	—	120.6	110.1	—	—	110.1
Stable value funds	—	35.1	—	35.1	—	37.9	—	37.9
Money market funds, cash and other	12.0	—	—	12.0	5.5	—	—	5.5
Total investments at fair value	$179.0	$35.1	$—	$214.1	$169.6	$37.9	$—	$207.5

Schedule of Allocation of Plan Assets

Plan assets are invested in diversified portfolios of equity, debt and government securities, as well as a stable value fund. The aggregate allocation of these investments is as follows:

	2016	2015
Asset Category
Equity securities	56%	53%
Debt securities	22	26
Stable value funds	16	18
Other, including cash	6	3
Total	100%	100%

Schedule Of Estimated Benefit Payments	Estimated benefit payments, expected over the next ten years are as follows:

2017	$16.2
2018	16.2
2019	16.1
2020	16.1
2021	16.3
2022-2026	84.1

Schedule of Costs of Retirement Plans	Total expense from continuing operations for defined contribution plans was as follows:

	2016	2015	2014
Defined contribution plans	$6.1	$6.8	$7.3